Commitments and Contingencies - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Nov. 09, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitment And Contingencies [Line Items]
Rent expense		$ 1,700,000	$ 1,100,000	$ 600,000
Capital upgrades reimbursable	30,000,000
Percentage to be paid before termination of primary term	50.00%
Reduction in percentage each year after primary term	10.00%
Costs of upgrades incurred and billed		15,600,000	4,000,000
Loss of hire insurance recovery recognized		$ 23,671,000	$ 18,500,000
Pacific Bora Ltd
Commitment And Contingencies [Line Items]
Contract initial primary term	3 years
Minimum
Commitment And Contingencies [Line Items]
Loss of hire insurance effective days after an accident or major equipment failure		45 days
Maximum
Commitment And Contingencies [Line Items]
Loss of hire insurance effective days after an accident or major equipment failure		180 days